Stockholders' Equity - Restricted and Performance Awards (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2015	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares vested (in shares)						$ 39		$ 22
Restricted shares outstanding (in shares)	377,000					377,000
Stock based compensation expense (reversal)		$ 9	$ 3	$ 16	$ 9	$ 23	$ 22	29
Restricted and Performance Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of restricted and performance stock awards granted				32	27	$ 28	25	33
Restricted shares vested (in shares)				$ 21	$ 24		24
Performance Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value per share of the performance awards with vesting conditions based on TSR (in dollars per share)	$ 49.43					$ 49.43
Risk-free interest rate						0.80%
Dividend yield (in percent)						0.00%
Weighted-average expected life						2 years 10 months
Restricted shares vested (in shares)	229,000
Restricted shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares granted (in shares)						273,710
Restricted shares outstanding (in shares)		603,000		603,000
Restricted shares expected to vest (in shares)		425,000		425,000
Stock based compensation expense (reversal)						$ 19	$ 19	$ 26
Restricted shares vested (in shares)						371,489
Executive Officer | Restricted shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares granted (in shares)						163,000
Executive Officer | 2011 Plan | Restricted shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares expected to vest (in shares)	199,000					199,000
Stock based compensation expense (reversal)						$ (3)
Restricted shares forfeited (in shares)						178,000